Note 20 - Stock Split Disclosure	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Stock Split Disclosure [Text Block]
20.	STOCK SPLIT DISCLOSURE

On
October 9, 2019,
the Board of Directors of Middlefield Banc Corp. authorized a two
-for-
one
stock split. Each shareholder of record at the close of business on
October 25, 2019,
received
one
additional share for every outstanding share held on the record date. The additional shares were paid on
November 8, 2019.
As a result, all share and earnings per share information have been retroactively adjusted to reflect the stock split.

With respect to the
December 31, 2019
and
2018
financial statements, the effect of the stock split on
December 31, 2018
amounts was recognized retroactively in the stockholders’ equity accounts in the Consolidated Balance Sheets, and in all share data in the Consolidated Financial Statements and Management’s Discussion and Analysis of Financial Condition and Results of Operations. The effect of the stock split on per share amounts and weighted average common shares outstanding for the year ended
December 31, 2018
is as follows:

For the year ended
December 31, 2018
Restated net income per common share - basic	$1.92
Restated net income per common share - diluted	$1.91
Restated weighted-average common shares issued	7,232,238
Restated average treasury stock shares	(772,330)
Restated average shares outstanding - basic	6,459,908
Restated stock options and restricted stock	27,906
Restated average shares outstanding - diluted	6,487,814
Restated period ending shares oustanding	6,488,664
Restated treasury shares outstanding	772,330